SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Calculation of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Denominator:
Basic and diluted weighted average shares outstanding (in shares)					8,269,814
Basic and diluted net income (loss) per share (in dollars per share)					$ (1.85)
Class A common stock
Basic and diluted net loss per common share : Numerator
Allocation of net loss, as adjusted					$ (10,821,703)
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	27,600,000	25,780,220	10,761,468	27,600,000	15,758,710
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)	$ (0.69)
Class B common stock
Basic and diluted net loss per common share : Numerator
Allocation of net loss, as adjusted					$ (4,473,157)
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	6,900,000	6,840,659	6,350,917	6,900,000	6,513,871
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)	$ (0.69)
Class A Common Stock
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	27,600,000	25,780,220	10,761,468	27,600,000
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)
Class B Common Stock
Denominator:
Basic and diluted weighted average shares outstanding (in shares)	6,900,000	6,840,659	6,350,917	6,900,000
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)